Client deposits (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classification:
Financial liabilities at amortized cost		R$ 276,042,141	R$ 247,445,177	R$ 243,042,872
Total		276,042,141	247,445,177	243,042,872
Demand deposits
Current accounts	[1]	17,559,985	15,868,201	15,579,923
Savings accounts		40,572,369	36,051,476	35,984,838
Time deposits		146,817,650	94,478,875	89,986,025
Repurchase agreements		71,092,137	101,046,625	101,492,086
Of which:
Backed operations with Private Securities	[2]	33,902,890	59,460,210	61,173,979
Backed operations with Government Securities		37,189,247	41,586,415	40,318,107
Total		R$ 276,042,141	R$ 247,445,177	R$ 243,042,872

[1]	Non-interest bearing accounts.
[2]	Refers primarily to repurchase agreements backed by own-issued debentures.